Deposits on Mining Equipment (Details Narrative) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 17, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Miners description	we had 510 Bitmain S19J Pro miners with 51.0 Ph/s of hashing capacity and 270 Bitmain S19 miners with 24.3 Ph/s of hashing capacity.	we had 510 Bitmain S19J Pro miners with 51.0 Ph/s of hashing capacity and 270 Bitmain S19 miners with 24.3 Ph/s of hashing capacity, none of which were in service.
Remaining estimated mining payment due		$ 47,600
Bitmain Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Market price per miner			$ 11,250
Initial total reference price			$ 6,762,000
Final adjusted price	$ 4,016,600
Payment for deposit on mining equiment	$ 4,016,600	3,969,000
Remaining estimated mining payment due		$ 47,600